CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Series B Convertible Preferred Stock	Common Stock	Treasury Stock	Additional Paid-in Capital	Accumulated Deficit
Balance at Dec. 31, 2013	$ 24,153	$ 15	$ 21	$ (840)	$ 37,398	$ (12,441)
Balance (in shares) at Dec. 31, 2013		14,999	21,135	394
Net contribution from related party shareholder	80	$ 0	$ 0	$ 0	80	0
Stock based compensation	5,424	0	0	0	5,424	0
Net loss for the year ended	(15,618)	0	0	0	0	(15,618)
Balance at Dec. 31, 2014	14,039	$ 15	$ 21	$ (840)	42,902	(28,059)
Balance (in shares) at Dec. 31, 2014		14,999	21,135	394
Stock based compensation	2,234	$ 0	$ 0	$ 0	2,234	0
Net loss for the year ended	(10,402)	0	0	0	0	(10,402)
Balance at Dec. 31, 2015	$ 5,871	$ 15	$ 21	$ (840)	$ 45,136	$ (38,461)
Balance (in shares) at Dec. 31, 2015		14,999	21,135	394